Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash		$ 21,158,368	$ 5,311,693
Short-term investments		2,526,328	2,266,069
Trade receivables		407,523	183,566
Inventories		1,466,996	1,403,582
Loan due from a third party		17,294,698	2,222,191
Due from related parties			1,127
Other current assets		278,432	108,224
Total current assets		43,132,345	11,496,452
Investments in equity investees		1,557,013	187,755
Goodwill		9,573,081	8,073,011
Property and equipment, net		2,002,108	1,315,326
Deposits for plant, property and equipment		9,635,239	849,245
Intangible assets		68,655	66,442
Right of use assets		1,165,172	553,904
Other noncurrent assets		20,827	92,992
Total Assets		67,154,440	22,635,127
LIABILITIES AND EQUITY
Trade payable		119,071	64,300
Unearned income		228,863	127,279
Other current liabilities		28,947	68,579
Income tax payable		147,759
Lease liabilities, current		263,023	315,259
Warrants liabilities		65,581	1,150,416
Total current liabilities		853,244	1,725,833
Lease liabilities, noncurrent		827,086	310,098
Total Liabilities		1,680,330	2,035,931
Shareholders’ Equity
Ordinary shares, no par value, unlimited shares authorized, 20,384,630 and 4,518,865 shares issued and outstanding at June 30, 2021 and 2020, respectively*	[1]	2,039	4,519
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		80,917,821	25,568,478
Accumulated deficit		(18,413,627)	(10,280,741)
Accumulated other comprehensive income (loss)		(2,781,485)	(352,649)
Total Bit Brother Ltd. (fka Urban Tea, Inc.) Shareholders’ Equity		59,724,748	14,939,607
Non-controlling interests		5,749,362	5,659,589
Total Liabilities and Equity		$ 67,154,440	$ 22,635,127

[1]	Retrospectively restated for effect of reverse stock split.